Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	12 Months Ended
	Nov. 01, 2022	Dec. 31, 2018	Jul. 29, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000206025
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Enhanced Income Strategy Fund
Account Value		$ 9,425			$ 10,960		$ 11,180	$ 11,750	$ 11,994	$ 11,168	$ 10,668
C000206026
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Enhanced Income Strategy Fund
Account Value		$ 10,000			11,149		11,460	12,138	12,480	11,706	11,275
C000206024
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Enhanced Income Strategy Fund
Account Value		$ 10,000			11,784		11,991	12,571	12,800	11,891	11,332
C000143109
Account Value [Line Items]
Line Graph and Table Measure Name			Catalyst Insider Income Fund
Account Value			$ 9,524		$ 11,508		10,672	10,192	11,085	10,345	10,072	$ 9,680	$ 9,372	$ 9,074	$ 9,303
C000143110
Account Value [Line Items]
Line Graph and Table Measure Name					Catalyst Insider Income Fund
Account Value			10,000		$ 11,259		10,519	10,120	11,093	10,418	10,230	9,883	9,630	9,399	9,706
C000143111
Account Value [Line Items]
Line Graph and Table Measure Name					Catalyst Insider Income Fund
Account Value			$ 10,000		$ 12,416		11,485	10,941	11,866	11,044	10,733	10,272	9,910	9,563	9,791
C000121700
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/CIFC Senior Secured Income Fund
Account Value				$ 9,525	13,923	$ 9,525	12,511	11,465	11,932	10,938	10,944	10,500	9,764	9,015	9,536
C000121701
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/CIFC Senior Secured Income Fund
Account Value				10,000	$ 13,558	$ 10,000	12,285	11,342	11,893	10,981	11,071	10,700	10,034	9,320	9,936
C000240463
Account Value [Line Items]
Line Graph and Table Measure Name					Catalyst/CIFC Senior Secured Income Fund
Account Value	$ 10,000				$ 11,852		10,741
C000121702
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/CIFC Senior Secured Income Fund
Account Value				10,000	14,986	$ 10,000	13,447	12,279	12,762	11,672	11,648	11,147	10,342	9,504	10,027
C000102758
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/MAP Global Balanced Fund
Account Value				10,000	13,987	$ 10,000	13,296	12,859	13,521	11,475	11,863	11,376	10,927	10,042	9,943
C000102759
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/MAP Global Balanced Fund
Account Value				$ 10,000	12,978	$ 10,000	12,428	12,112	12,826	10,974	11,424	11,043	10,686	9,892	9,876
C000142549
Account Value [Line Items]
Line Graph and Table Measure Name				Catalyst/MAP Global Balanced Fund
Account Value				$ 10,000	14,371	$ 10,000	13,616	13,144	13,780	11,666	12,032	11,509	11,015	10,092	9,976
C000064375
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH High Income Fund
Account Value				9,525	11,463	$ 9,525	10,086	9,174	11,089	8,856	8,992	8,785	8,225	6,935	7,643
C000064376
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH High Income Fund
Account Value				10,000	11,182	$ 10,000	9,917	9,064	11,042	8,885	9,090	8,970	8,442	7,192	7,964
C000128969
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH High Income Fund
Account Value				10,000	12,351	$ 10,000	10,811	9,809	11,827	9,422	9,543	9,323	8,686	7,327	8,030
C000064377
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH Total Return Income Fund
Account Value				9,425	13,277	$ 9,425	11,616	10,656	12,380	8,530	9,220	8,838	8,453	6,683	7,476
C000064378
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH Total Return Income Fund
Account Value				10,000	13,076	$ 10,000	11,525	10,653	12,448	8,634	9,425	9,081	8,769	6,984	7,872
C000128970
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH Total Return Income Fund
Account Value				10,000	14,458	$ 10,000	12,614	11,539	13,350	9,187	9,930	9,472	9,033	7,122	7,949
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			10,489		10,220	10,317	11,500	11,539	10,611
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			10,489		10,220	10,317	11,500	11,539	10,611
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			10,489		10,220	10,317	11,500	11,539	10,611
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit Index
Account Value			$ 10,000		11,444		10,913	10,856	11,257	11,208	10,756	10,316	10,294	10,259	10,098
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit Index
Account Value			$ 10,000		11,444		10,913	10,856	11,257	11,208	10,756	10,316	10,294	10,259	10,098
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit Index
Account Value			$ 10,000		11,444		10,913	10,856	11,257	11,208	10,756	10,316	10,294	10,259	10,098
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value				10,000	11,430	$ 10,000	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value				10,000	11,430	$ 10,000	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000				10,792		10,515
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value				10,000	11,430	$ 10,000	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI VALUE Gross (USD)
Account Value				10,000	18,182	$ 10,000	15,844	14,296	15,450	11,090	12,482	11,872	11,184	9,333	9,725
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI VALUE Gross (USD)
Account Value				$ 10,000	18,182	$ 10,000	15,844	14,296	15,450	11,090	12,482	11,872	11,184	9,333	9,725
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI VALUE Gross (USD)
Account Value				$ 10,000	18,182	$ 10,000	15,844	14,296	15,450	11,090	12,482	11,872	11,184	9,333	9,725
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value				10,000	11,430	$ 10,000	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value				10,000	11,430	$ 10,000	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value				10,000	11,430	$ 10,000	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Account Value		$ 10,000			10,028		9,821	9,972	10,962	11,008	10,417
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Account Value		$ 10,000			10,028		9,821	9,972	10,962	11,008	10,417
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Account Value		$ 10,000			10,028		9,821	9,972	10,962	11,008	10,417
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		11,412		11,119	11,225	12,512	12,554	11,545	10,703	10,746	10,780	10,169
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		11,412		11,119	11,225	12,512	12,554	11,545	10,703	10,746	10,780	10,169
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		11,412		11,119	11,225	12,512	12,554	11,545	10,703	10,746	10,780	10,169
S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value				10,000	15,043	$ 10,000	13,580	12,148	12,684	11,598	11,652	11,180	10,778	10,098	10,028
S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value				10,000	15,043	$ 10,000	13,580	12,148	12,684	11,598	11,652	11,180	10,778	10,098	10,028
S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value	$ 10,000				11,993		10,826
S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value				10,000	15,043	$ 10,000	13,580	12,148	12,684	11,598	11,652	11,180	10,778	10,098	10,028
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Gross (USD)
Account Value				10,000	23,646	$ 10,000	19,717	16,833	19,890	14,220	13,854	13,030	11,706	9,802	10,123
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Gross (USD)
Account Value				$ 10,000	23,646	$ 10,000	19,717	16,833	19,890	14,220	13,854	13,030	11,706	9,802	10,123
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Gross (USD)
Account Value				$ 10,000	23,646	$ 10,000	19,717	16,833	19,890	14,220	13,854	13,030	11,706	9,802	10,123
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value				10,000	15,117	$ 10,000	13,691	12,564	14,372	12,446	12,579	11,690	11,406	10,116	9,947
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value				10,000	15,117	$ 10,000	13,691	12,564	14,372	12,446	12,579	11,690	11,406	10,116	9,947
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value				10,000	15,117	$ 10,000	13,691	12,564	14,372	12,446	12,579	11,690	11,406	10,116	9,947
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value				10,000	15,117	$ 10,000	13,691	12,564	14,372	12,446	12,579	11,690	11,406	10,116	9,947
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value				10,000	15,117	$ 10,000	13,691	12,564	14,372	12,446	12,579	11,690	11,406	10,116	9,947
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value				$ 10,000	$ 15,117	$ 10,000	$ 13,691	$ 12,564	$ 14,372	$ 12,446	$ 12,579	$ 11,690	$ 11,406	$ 10,116	$ 9,947